Vista Outdoor Inc. - 10-K Employee Benefit Plans (Future Expected Benefit Payments) (Details) - Vista Outdoor Inc. $ in Thousands	Mar. 31, 2024 USD ($)
Expected Future Benefit Payments
Fiscal year 2025	$ 14,854
Fiscal year 2026	13,488
Fiscal year 2027	13,212
Fiscal year 2028	13,113
Fiscal year 2029	13,439
Fiscal years 2030 through 2034	$ 61,959